CASH AND BANK BALANCES INCLUDING RESTRICTED CASH.	12 Months Ended
Dec. 31, 2019
Disclosure of cash and cash equivalents [Abstract]
CASH AND BANK BALANCES INCLUDING RESTRICTED CASH
6	CASH AND BANK BALANCES INCLUDING RESTRICTED CASH

	2019	2018
	US$’000	US$’000

Restricted cash, current portion	3,167	2,138
Cash on hand	357	438
Cash at bank	32,029	33,060
Cash and bank balances	35,553	35,636

Less: Restricted cash, current portion	(3,167)	(2,138)
	32,386	33,498
Add: Cash and cash equivalents included in the disposal group held for sale (Note 40)	141	-
Cash and cash equivalents in the statements of cash flows	32,527	33,498

Restricted cash
Classified as:
Current	3,167	2,138
Non-current	9,611	11,627
	12,778	13,765

The current portion of the restricted cash represents amounts placed in retention accounts can only be used to fund loan repayments or interest payments. The non-current portion of restricted cash represents debt reserves security deposit required due to the conditions of certain banking facilities and these deposits are not available to finance the Group’s day to day operations.